ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2018
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

13.    ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31,	December 31,	December 31,
	2018	2017	2016
Trade payables	$898,711	$1,256,795	$943,922
Accrued liabilities	5,247,431	346,984	217,036
Accrued vacation	142,730	157,198	1,270,306
Accrued employee termination expenses	373,171	—	—
Other accounts payable	190,496	83,978	59,679
	$6,852,539	$1,844,955	$2,490,943

Included in accounts payable and accrued liabilities are $1,379,790 related to settlement charges as part of a collaboration agreement and.$2,749,968 related to a settlement provision (Note 24).